Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings.
Schedule of external debt classification

	2021	2020
	$’000	$'000
Non-current
Senior Notes	1,916,062	1,428,398
Bank borrowings	485,409	588,692
External debt	2,401,471	2,017,090

Current
Senior Notes	27,195	32,352
Bank overdraft	3,208	—
Bank borrowings	177,216	153,767
External debt	207,619	186,119

Total borrowings	2,609,090	2,203,209

Schedule of reconciliation of debt

	2021	2020	2019
	$’000	$’000	$’000

Opening balance – January 1	2,203,209	2,055,878	1,897,774
Additions through business combination (note 31)	6,457	46,356	—
Interest expense (note 11)	179,280	182,246	193,829
Interest paid	(168,285)	(167,938)	(171,883)
Bank loans and bond proceeds received	1,076,063	232,219	1,800,000
Bank loans and bonds repaid	(653,504)	(99,903)	(1,622,317)
Bank overdraft	3,208	—	—
Transaction costs	(38,597)	(5,561)	(58,044)
Foreign exchange	1,259	(40,088)	16,519
Closing balance – December 31	2,609,090	2,203,209	2,055,878

Schedule of debt by debt instrument

		Maturity			2021	2020
	Currency	date	Interest rate		$’000	$’000
Senior notes
IHS Holding Limited	US Dollar	2026	5.63%		496,850	—
IHS Holding Limited	US Dollar	2028	6.25%		497,366	—
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		949,041	946,352
IHS Netherlands Holdco B.V.	US Dollar	2025	7.125%		—	514,398

Bank borrowings
INT Towers Limited	Nigeria Naira	2024	2.5	%+ 3M NIBOR	284,882	342,995
INT Towers Limited	US Dollar	2024	3.75	%+ 3M LIBOR	92,769	104,532
IHS Cameroon S.A.	CFA Franc	2020	6.5%		—	—
IHS Cameroon S.A.	Euro	2020	3.75	%+ 3M EURIBOR	—	—
IHS Côte d’Ivoire S.A.	CFA Franc	2022	6%		31,627	54,266
IHS Côte d’Ivoire S.A.	Euro	2022	3.75	%+ 3M EURIBOR	24,156	41,172
IHS Zambia Limited	US Dollar	2027	5-5.5	% + 3M LIBOR	93,164	96,287
IHS Rwanda Limited	Rwandan Franc	2021	16%		—	650
IHS Rwanda Limited	US Dollar	2022	6.5	% + 3M LIBOR	—	13,804
IHS Brasil - Cessao De Infraestruturas S.A.	Brazil Real	2021	3.85	%+CDI	—	38,613
IHS Brasil - Cessao De Infraestruturas S.A.	Brazil Real	2029	3.65	%+CDI	69,768	—
IHS Kuwait Limited	Kuwaiti Dinar	2029	2	% + 3M KIBOR	66,257	50,140

Bank Overdraft
Global Independent Connect Limited	Yen	2022	10.3%		3,208	—